Loans and liquidity investments (Details) - SEK (kr) kr in Millions	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018	[1]	Dec. 31, 2017
Loans:
Loans in the form of interest-bearing securities	kr 50,780		kr 43,627
Loans to credit institutions	31,315		27,010
Loans to the public	171,562		163,848
Cash collateral under the security agreements for derivative contracts	(21,979)		(16,891)
Total lending	231,678		217,594
Liquidity investments:
Cash and cash equivalents	3,362	[1]	1,362	[1]	kr 2,416		kr 1,231
Treasuries/government bonds	22,266		8,344
Other interest-bearing securities except loans	33,551		53,906
Total liquidity investments	59,179		63,612
issued by public authorities	kr 25,262		kr 13,452

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date. See note 11.